Derivative Instruments - Schedule of Cash Flow Hedging Relationship on Income and Other Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Unrealized gain (losses) arising during the period	$ 4,559	$ (172)	$ (48)
Foreign Exchange Forward [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Unrealized gain (losses) arising during the period	1,195	88	(168)
Foreign Exchange Option [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Unrealized gain (losses) arising during the period	$ 3,364	$ (260)	$ 120